Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	BIOZONE PHARMACEUTICALS, INC.
Entity Central Index Key	0001412486
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 82,621	$ 416,333
Account receivable net of allowance for doubtful accounts $163,339 and $449,524, respectively	919,503	523,039
Inventories	2,151,779	1,819,751
Prepaid expenses and other current assets	489,663	145,313
Total current assets	3,643,566	2,904,436
Property and equipment, net	3,344,426	3,342,447
Deferred financing costs, net	39,900	25,319
Goodwill	1,026,984	1,026,984
Intangibles, net	205,033	247,450
Total non-current assets	4,616,343	4,642,200
Total Assets	8,259,909	7,546,636
Current liabilities:
Accounts payable	1,019,189	1,616,673
Accrued expenses and other current liabilities	991,596	1,181,852
Accrued interest	191,728	83,548
Notes payable - shareholder	1,099,715	1,099,715
Convertible note payable	1,227,743	2,050,000
Deferred income tax	102,022	102,022
Derivative instruments	595,104	883,619
Current portion of long term debt	194,247	260,741
Total current liabilities	5,421,344	7,278,170
Long Term Debt	2,913,492	3,037,591
Shareholders' deficiency
Common stock, $.001 par value, 100,000,000 shares authorized, 63,142,969 and 55,181,165 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	63,143	55,181
Additional paid-in capital	10,484,611	3,339,171
Accumulated deficit	(10,622,681)	(6,163,477)
Total shareholders' deficiency	(74,927)	(2,769,125)
Total liabilities and shareholders' deficiency	$ 8,259,909	$ 7,546,636

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 163,339	$ 449,524
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	63,142,969	55,181,165
Common stock, shares outstanding	63,142,969	55,181,165

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Sales	$ 4,893,758	$ 3,930,503	$ 13,315,944	$ 8,937,818
Cost of sales	(2,871,266)	(1,845,127)	(7,817,619)	(5,209,891)
Gross profit	2,022,492	2,085,376	5,498,325	3,727,927
Operating Expenses:
General and administrative expenses	1,373,148	4,084,866	4,285,021	6,216,528
Selling expenses	131,085	212,791	595,622	497,938
Research and development expenses	155,941	4,011	584,059	119,167
Total Operating Expenses	1,660,174	4,301,668	5,464,702	6,833,633
Income (Loss) from operations	362,318	(2,216,292)	33,623	(3,105,706)
Interest expense	(482,960)	(283,411)	(4,970,657)	(505,606)
Gain on change in fair market value of derivative liability	21,912		477,830
Loss before provision for income taxes	(98,730)	(2,499,703)	(4,459,204)	(3,611,312)
Provision for income taxes
Net loss	$ (98,730)	$ (2,499,703)	$ (4,459,204)	$ (3,611,312)
Net loss per common share	$ 0	$ (0.04)	$ (0.07)	$ (0.07)
Basic and diluted weighted average common shares outstanding	69,418,903	67,492,714	61,631,047	49,112,016

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net loss	$ (4,459,204)	$ (3,611,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	99,803	25,000
Depreciation and Amortization	360,554	372,002
Amortization of financing costs	21,723
Gain on change in fair value of derivative liability	(477,830)
Stock and warrant based compensation	120,000	1,950,000
Non-cash interest expense	4,742,188
Changes in assets and liabilities:
Account receivable-trade	(496,267)	(430,999)
Inventories	(332,028)	(791,677)
Prepaid expenses and other current assets	(344,350)	(16,933)
Accounts payable	(597,484)	1,753,882
Accrued expenses and other current liabilities	(273,804)	709,051
Net cash used in operating activities	(1,636,699)	(40,986)
Cash flows from investing activities
Purchase of property and equipment	(320,116)	(157,568)
Cash acquired on business combination		585,720
Net cash provided by (used in) investing activities	(320,116)	428,152
Cash flows from financing activities
Proceeds from convertible debt	3,750,000	2,750,000
Proceeds from sale of common stock	650,000
Payment of deferred financing costs	(36,304)	(150,364)
Repayments of debt	(190,593)	(2,453,341)
Repayment of borrowings from noteholders	(2,550,000)
Advance from (payment to) shareholder		(3,211)
Net cash provided by financing activities	1,623,103	143,084
Net increase (decrease) in cash and cash equivalents	(333,712)	530,250
Cash and cash equivalents, beginning of period	416,333	251,475
Cash and cash equivalents, end of period	82,621	781,725
Supplemental disclosures of cash flow information:
Interest paid	312,232	319,872
Debt discount from warrant liability	2,755,274
Cashless exercise of warrants for common stock	$ 6,503,201

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited consolidated financial statements presented herein have been prepared in accordance with the instructions to Form 10-Q and do not include all the information and note disclosures required by accounting principles generally accepted in the United States. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on April 16, 2012. In the opinion of management, this interim information includes all material adjustments, which are of a normal and recurring nature, necessary for fair presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates that are particularly susceptible to change include assumptions used in determining the fair value of securities owned and non-readily marketable securities.

The results of operations for the three and nine months ended September 30, 2012, are not necessarily indicative of the results to be expected for the entire year or for any other period.

Business Description and Going Concern	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Business Description and Going Concern
2. Business Description and Going Concern

BioZone Pharmaceuticals, Inc. (formerly, International Surf Resorts, Inc.; the “Company”, “we”, “our”) was incorporated under the laws of the State of Nevada on December 4, 2006.  On March 1, 2011, we changed our name from International Surf Resorts, Inc. to BioZone Pharmaceuticals, Inc.

On May 16, 2011, we acquired substantially all of the assets and assumed all of the liabilities of Aero Pharmaceuticals, Inc. (“Aero”) pursuant to an Asset Purchase Agreement dated as of that date. Aero manufactures, markets and distributes a line of dermatological products under the trade name of Baker Cummins Dermatologicals (see Note 4).

On September 30, 2011, we acquired: (i) 100% of the outstanding common stock of BioZone Laboratories, Inc. (“BioZone Labs”) in exchange for 19,266,055 shares of our common stock; (ii) 100% of the outstanding membership interests of Equalan, LLC (“Equalan”) and Equachem, LLC (“Equachem”) in exchange for 1,027,523 and 385,321 shares of our common stock, respectively; and (iii) 45% of the outstanding membership interests of BetaZone Laboratories, LLC (“BetaZone”) in exchange for 321,101 shares of our common stock, for a total of 21 million shares.  The acquired entities shared substantially common ownership prior to the foregoing acquisition. (We refer to BioZone Labs, Equalan, Equachem and BetaZone, collectively as the “BioZone Lab Group”).

BioZone Labs was incorporated under the laws of the State of California in 1991. Equalan was formed as a limited liability company under the laws of the State of California on January 2, 2007. Equachem was formed as a limited liability company under the laws of the State of California on March 12, 2007 under the name Chemdyn, LLC and changed its name to Equachem, LLC on July 25, 2007. BetaZone was formed as a Florida limited liability company on November 7, 2006.

The BioZone Lab Group has operated since inception as a developer, manufacturer, and marketer of over-the-counter drugs and preparations, cosmetics, and nutritional supplements on behalf of health care product marketing companies and national retailers. We have been developing our proprietary drug delivery technology (the “BioZone Technology”) as an enhancement for approved, generic prescription drugs that are limited due to poor stability or bioavailability or variable absorption.

The Company accounted for the acquisition of the BioZone Lab Group as a “reverse acquisition”. Accordingly, the Company is considered the legal acquirer and the BioZone Lab Group is considered the accounting acquirer. The current and future financial statements will be those of the BioZone Lab Group, and Aero from the date of acquisition.

These consolidated financial statements are presented on the basis that we will continue as a going concern concept which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of September 30, 2012, we have a shareholder deficiency of $74,927, negative working capital of $1,777,778, which includes a non-cash derivative liability of $595,104, and have sustained operating losses for the prior two fiscal years.  These conditions, among others, raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty.

In view of these matters, realization of a major portion of the assets in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financing requirements, and the success of its future operations. Management believes that actions presently being taken to revise the Company's operating and financial requirements provide the opportunity for the Company to continue as a going concern.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3. Summary of Significant Accounting Policies

Revenue Recognition. We follow the guidance of the SEC’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Principles of Consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned, its equity investment in Betazone, Inc. and 580 Garcia Ave, LLC (“580 Garcia”) a Variable Interest Entity (“VIE”).

The Company considered the terms of its interest in 580 Garcia and determined that 580 Garcia is a VIE in accordance with ACS 810-10-55, which should be consolidated.  As of September 30, 2012, amounts included in the consolidated assets relating to 580 Garcia, which are shown in property and equipment, and consolidated liabilities, which are reported in long-term debt, total $766,205 and $2,613,675, respectively. The Company’s involvement with the entity is limited to its lease to rent the facility from 580 Garcia, with the Company as the only tenant, and the guarantee of the mortgage loan on the property of 580 Garcia. The Company’s maximum exposure to loss, based on the Company’s guarantee of the mortgage loan of 580 Garcia, is $2,613,675, which equals the carrying amount of the liability as of September 30, 2012.

Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.

Convertible Instruments.  We evaluate and account for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities”. Applicable Generally Accepted Accounting Principles (“GAAP”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We account for convertible instruments (when we have determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: We record when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Common Stock Purchase Warrants. We classify as equity any contracts that require physical settlement or net-share settlement or provide us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement) provided that such contracts are indexed to our own stock as defined in ASC 815-40 ("Contracts in Entity's Own Equity"). We classify as assets or liabilities any contracts that require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside our control) or give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assess classification of our common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Our derivative instruments consisting of warrants to purchase shares of our common stock were valued using the Black-Scholes option pricing model, using the following assumptions at September 30, 2012:

Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years

Goodwill. Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased. Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

Aero Acquisition	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Aero Acquisition
4. Aero Acquisition

On May 16, 2011, we acquired the assets and assumed the liabilities of Aero in exchange for a total of 8,331,396 shares of our common stock, valued at $2 million as further described below. The acquisition was accounted for under the acquisition method of accounting.  On September 21, 2011, the Company issued 13,914 shares of common stock to Aero in consideration for the delay in filing the Company’s Registration Statement on Form S-1, as required in the Asset Purchase Agreement between the Company and Aero.  These shares were valued at $0.50 per share and the resulting amount was charged to interest expense at the time of issuance.

The Company engaged a leading financial advisory firm specializing in corporate finance and business valuation to determine the fair value of certain identifiable intangible assets of Aero which were identified based on an analysis of the transaction, a review of available supporting documents, and discussions with management.  The analysis focused on determining which components met the requirements for recognition as an intangible asset separate from goodwill under ASC 805, and had characteristics that allowed its value to be reasonably estimated. This analysis ultimately identified the acquired brands and customer relationships as the qualifying intangible assets subject to amortization, which were valued at $110,000 and $172,800, respectively.  Intangible assets recognized apart from goodwill are classified as finite lived (subject to amortization) on the basis of the intangible asset’s expected useful life, which was determined to be 5 years.

Accordingly, the purchase price has been allocated to the fair values of tangible and intangible assets acquired and liabilities assumed at the acquisition date as follows:

Financial assets	$598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
2,000,000

Property and Equipment	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
5. Property and Equipment.  A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	September 30, 2012	December 31, 2011

Vehicles	5 years	300,370	300,370
Furniture and Fixtures	10 years	64,539	60,936
Computers	5 years	192,413	191,206
MFG equipment	10 years	4,062,593	3,967,302
Lab Equipment	10 years	988,122	821,639
Bldg/Leasehold	19 years (remainder of lease)	1,655,853	1,608,055
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		8,215,031	7,900,649
Accumulated depreciation		(4,870,605)	(4,558,202)
Net		3,344,426	3,342,447

Equity Method Investments	9 Months Ended
Sep. 30, 2012
Text Block [Abstract]
Equity Method Investments
6. Equity Method Investments.  Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.  Summarized financial information for our investment in Betazone assuming 100% ownership interest is as follows:

	September 30, 2012	December 31, 2011
Balance sheet
Current assets	9,768	124,462
Current liabilities	264,199	131,672

Statement of operations
Revenues	29,534	315,346
Net loss	(229,323)	(102,047)

In 2011, the Company's share of Betazone's losses became equal in amount to the carrying value of its investment in Betazone. Accordingly, the Company suspended the equity method of accounting for its investment and no additional losses were charged to operations. The Company’s unrecorded share of losses for the nine months ended September 30, 2012 totaled $103,195.

Convertible Notes Payable	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Convertible Notes Payable
7. Convertible Notes Payable

The “March 2011 Notes”

On March 29, 2011, the Company sold 10% secured convertible promissory notes in the aggregate amount of $2,250,000, (the “March 2011 Notes”) and warrants (the “March 2011 Warrants”) to purchase securities of the Company in a Target Transaction Financing (as defined in the governing purchase agreement), pursuant to a Securities Purchase Agreement entered into on February 22, 2011.

The March 2011 Notes, extended as described below, originally were scheduled to mature on the earlier of October 29, 2011 or the closing date of the Target Transaction Financing. The entire principal amount and any accrued and unpaid interest was due and payable in cash on such maturity date.

We recorded the liability for the March 2011 Notes at an amount equal to the full consideration received upon issuance without considering the warrant value because the determination of the number of warrants and the exercise price of the warrants was dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which had yet to take place.

Effective October 28, 2011, the holders of the March 2011 Notes agreed to extend the maturity date of the March 2011 Notes (the “Extension Agreement”) to October 29, 2011. As consideration for the agreement by the holders to enter into the Extension Agreement, the Company (i) issued to the holders an aggregate of 112,500 shares of its common stock, and (ii) paid to the holders an aggregate of $129,000 of interest for the period beginning on February 28, 2011 (the date the holders placed the principal amount in escrow) and ending on March 28, 2011. The Company agreed to provide piggyback registration rights with respect to the 112,500 shares of common stock on the same terms and conditions provided for the securities required to be registered pursuant to the registration rights obligations by the Company under the private placement transaction documents.

The Company agreed that if it failed to repay the March 2011 Notes on or before the amended maturity date, then in addition to the interest due under the March 2011 Notes, the Company would pay an additional 2% penalty (annualized) for each 30 day period during which all or any portion of the principal or accrued interest remains unpaid, subject to a maximum aggregate interest rate of 20% (the sum of the 10% interest rate plus 2% for each 30 day delay period), with such 2% penalty calculated on the full principal amount regardless of whether any portion thereof has been repaid by the Company and such full amount accruing as of the day following the amended maturity date and then upon each 30 day anniversary of the amended maturity date.

On December 8, 2011, the Company repaid $200,000 to one of the note holders. In March 2012, the Company repaid in full all of the remaining outstanding principal and accrued interest due with respect to the March 2011 Notes.

The “September 2011 Note”

On September 22, 2011, the Company issued a 10% unsecured convertible promissory note with a principal amount of $500,000 due on March 22, 2012 (the “September 2011 Note”) and a warrant (the “September 2011 Warrant”) to purchase certain securities of the Company in the Target Transaction Financing, pursuant to a Securities Purchase Agreement entered into on that date.

On November 30, 2011, the holder of the September 2011 Note converted the entire principal amount and accrued interest due with respect to the September 2011 Note into 1,018,356 shares of our common stock. In addition, we issued to the holder a warrant to purchase 500,000 shares of our common stock at an exercise price of $1.00 per share.

The “February 2012 Notes”

On February 24, 2012, we entered into a Securities Purchase Agreement with OPKO Health Inc. pursuant to which we sold a 10% secured convertible promissory note in the aggregate principal amount of $1,700,000 due two years from the date of issuance and issued warrants to purchase 8,500,000 shares of the our common stock, at an exercise price of $0.40 per share, for gross proceeds of $1,700,000.

On February 28, 2012 and February 29, 2012, we entered in a Securities Purchase Agreement with two additional buyers pursuant to which we sold an additional $600,000 aggregate principal amount of notes and issued warrants to purchase an additional 3,000,000 shares of our common stock, at an exercise price of $0.40 per share, for gross proceeds of $600,000, on the same terms as the notes and warrants issued to OPKO as described above.

In connection with the sale of the notes and the warrants, the Company and the collateral agent for the buyers entered into a Pledge and Security Agreement pursuant to which all of our obligations under the notes are secured by a first priority perfected security interest in all of our tangible and intangible assets, including all of our ownership interest in our subsidiaries.

The entire principal amount and any accrued and unpaid interest on the notes is due and payable in cash on the maturity date set forth in the notes.  The notes bear interest at the rate of 10% per annum.  The notes are convertible into shares of our common stock at an initial conversion price of $0.20 per share, subject to adjustment.  We may prepay any outstanding amount due under the notes, in whole or in part, prior to the maturity date.  The notes are subject to certain “Events of Defaults” which could cause all amounts due and owing thereunder to become immediately due and payable. Among other things, our failure to pay any accrued but unpaid interest when due, the failure to perform any obligation under the governing transaction documents or if any representation or warranty made by the Company in connection with the governing transaction documents proves to have been incorrect in any material respect constitutes an Event of Default under the governing transaction documents.

The Company is prohibited from effecting a conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.

The warrants are immediately exercisable and expire ten years after the date of issuance.  The warrants have an initial exercise price of $0.40 per share.  The warrants are exercisable in cash or through a “cashless exercise”.  All of the warrants granted with these notes have been exercised.

We determined that the initial fair value of the warrants was $5,221,172 based on the Black-Scholes option pricing model, which we treated as a liability with a corresponding decrease in the carrying value of the notes.  Under authoritative guidance, the carrying value of the notes may not be reduced below zero.  Accordingly, we recorded interest expense of $2,921,172 at the time of the issuance of the notes, which is the excess of the value of the warrants over the allocated fair value of the notes.  The discount related to the notes will be amortized over the term of the notes as interest expense, calculated using an effective interest method.

We determined that, according to ASC 470120-30, a beneficial conversion feature existed based on the intrinsic value of the conversion feature. Due to the fact that the carrying amount of the convertible notes has been reduced to zero, based on the discount allocated from the value of the warrants referred to above, that no beneficial conversion feature is to be recorded. ASC 470-20-30-8 states that if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature shall be limited to the amount of the proceeds allocated to the convertible instrument.

The “March 2012 Purchase Order Notes”

On March 13, 2012, we sold a 10% senior convertible promissory note with a principal amount of $1,000,000 (the “Purchase Order Note”) to an accredited investor for a purchase price of $1,000,000.  The principal amount of the Purchase Order Note is payable in cash on such dates and in such amounts as set forth in the Purchase Order Note, based on the receipt of proceeds from sales to a certain vendor (the “Vendor Proceeds”).  The last date of the scheduled payments under the Purchase Order Note is referred to as the “Final Maturity Date”. All of our obligations under the Purchase Order Note are secured by a first priority security interest in the Vendor Proceeds. The holder of the notes issued in February 2012 agreed to subordinate their security interest in the Vendor Proceeds to the interest of the holder of the Purchase Order Note.

The Purchase Order Note is convertible into shares of our common stock at an initial conversion price of $1.50 per share. The Purchase Order Note bears interest at the rate of 10% per annum.  We may prepay any outstanding amounts owing under the Purchase Order Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note).

The Company has not recorded a BCF on the March 2011 Purchase Order Notes due to the effective conversion price being greater than the fair value of the Company’s stock at the issuance date.

The Company is prohibited from effecting a conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

As of September 30, 2012, the Company repaid $500,000 of the Purchase Order Note.

The “April 2012 Working Capital Notes”

On April 18, 2012, we sold a 10% senior convertible promissory note with a principal amount of $250,000 (the “Working Capital Note”) to an accredited investor for a purchase price of $250,000.  The principal amount of the Working Capital Note is payable in cash on such dates and in such amounts as set forth in the Working Capital Note based on the receipt of the Vendor Proceeds.  The last date of the scheduled payments under the Working Capital Note is referred to as the “Final Maturity Date”. All of our obligations under the Purchase Order Note are secured by a first priority security interest in the Vendor Proceeds. The buyers of the February 2012 Notes agreed to subordinate their security interest in the Vendor Proceeds to the interest of the holder of the Working Capital Note.

The Working Capital Note is convertible into shares of our common stock at an initial conversion price of $1.50 per share. The Working Capital Note bears interest at the rate of 10% per annum.  We may prepay any outstanding amounts owing under the Working Capital Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).

The Company is prohibited from effecting a conversion of the Working Capital Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Working Capital Note.

On September 28, 2012, the holder of the Working Capital Note exchanged such note for the June 2012 Convertible Notes described below.

The “June 2012 Working Capital Notes”

On June 13, 2012, we sold 10% promissory notes with an aggregate principal amount of $200,000 (the “June 2012 Working Capital Notes”) to accredited investors for an aggregate purchase price of $200,000. The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

The June 2012 Working Capital Notes bear interest at the rate of 10% per annum. We may prepay any outstanding amounts owing under the June 2012 Working Capital Notes, in whole or in part, at any time prior to the maturity date.

On June 28, 2012, the holders of the June 2012 Working Capital Notes exchanged such notes for the June 2012 Convertible Notes described below.

The “June 2012 Convertible Notes”

On June 28, 2012, we issued 10% convertible promissory notes (the “June 2012 Convertible Notes”) with an aggregate principal amount of $455,274 and warrants (the “June 2012 Warrants”) to purchase 2,250,000 shares of our common stock at an exercise price of $0.40 per share to the holders of the Working Capital Notes and June 2012 Working Capital Notes with an aggregate amount of principle and accrued interest due as of such date equal to the aggregate principle amount of the June 2012 Convertible Notes. The Working Capital Notes and June 2012 Working Capital Notes were cancelled.

The June 2012 Convertible Notes bear interest at the rate of 10% per annum and mature two years from their issue date.  We may prepay any outstanding amounts owing under the June 2012 Convertible Notes, in whole or in part, at any time prior to the maturity date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earlier of the Maturity Date or the occurrence of an Event of Default (each as defined in the June 2012 Convertible Notes). The June 2012 Convertible Notes are convertible into shares of our common stock at an initial conversion price of $0.20 per share.

The Company is prohibited from effecting a conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.

The June 2012 Warrants are exercisable immediately and expire ten years after the date of issuance and have an initial exercise price of $0.40 per share. The June 2012 Warrants are exercisable in cash or through a “cashless exercise”. We determined that the initial fair value of the June 2012 Warrants was $1,036,042 based on the Black-Scholes option pricing model, which we treated as a liability with a corresponding decrease in the carrying value of the June 2012 Convertible Notes.  Under authoritative guidance, the carrying value of the June 2012 Convertible Notes may not be reduced below zero.  Accordingly, we recorded interest expense of $580,768, which is the excess of the value of the June 2012 Warrants over the allocated fair value of the June 2012 Convertible Notes, at the time of the issuance of the June 2012 Convertible Notes.  The discount related to the June 2012 Convertible Notes will be amortized over the term of the Notes as interest expense, calculated using an effective interest method.

We determined that, according to ASC 470120-30, a beneficial conversion feature existed based on the intrinsic value of the conversion feature. Due to the fact that the carrying amount of the convertible notes has been reduced to zero, based on the discount allocated from the value of the warrants referred to above, that no beneficial conversion feature is to be recorded. ASC 470-20-30-8 states that if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature shall be limited to the amount of the proceeds allocated to the convertible instrument.

The following table sets forth a summary of all the outstanding convertible promissory notes at September 30, 2012:

Convertible promissory notes issued	6,505,274
Notes repaid	(2,750,000)
Less amounts converted to common stock	(500,000)
3,255,274
Less debt discount	2,027,531
Balance September 30, 2012	1,227,743

Notes Payable - Shareholder	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Notes Payable - Shareholder
8. Notes Payable – Shareholder. This amount is due to our former Executive Vice President for advances made to the Company, bears interest at a weighted average rate of approximately 10% and is due on demand. The Company is in dispute with the shareholder as to the balance due but has recorded the full amount claimed by the shareholder.

Long Term Debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Long Term Debt
9. Long Term Debt. Long-term debt consists of:

	9/30/2012	12/31/2011
Notes payable of Biozone Labs
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%, payable in monthly installments of $168 to $1,589, inclusive of interest	$190,826	$307,255
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments of $3,640 inclusive of interest	233,527	257,639
Other	85,000	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,598,386	2,643,438
	3,107,739	3,298,332
Less: current portion	194,247	260,741
	$2,913,492	$3,037,591

Warrants	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Warrants
10. Warrants

The “March 2011Warrants”

In March, 2011, the Company issued the March 2011 Warrants to purchase securities of the Company in the Target Transaction Financing as defined in the governing purchase agreement (Note 7).

The March 2011 Warrants may be exercised immediately and expire five years after the date of issue. Each March 2011 Warrant has an initial exercise price of 120% of the price of the securities sold in the Target Transaction Financing (the “Financing Share Price”). The March 2011 Warrant entitles the holder to purchase the number of shares of Common Stock and/or other securities, including units of securities, sold in the Target Transaction Financing equal to the Warrant Coverage (as defined below) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price. “Warrant Coverage” means (i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100% if closed after 150 days after the closing of the Private Placement. The March 2011 Warrant is exercisable in cash or by way of a “cashless exercise” during any period that a registration statement covering the resale of the underlying shares of common stock and/or other securities issuable upon exercise of the March 2011 Warrant, or an exemption from registration is not available. The exercise price of the March 2011 Warrant is subject to a “ratchet” anti-dilution adjustment for a period of one year from the closing of the Private Placement. This adjustment provides that in the event that the Company issues certain securities at a price lower than the then applicable exercise price, the exercise price of the March 2011 Warrant will be immediately reduced to equal the price at which the Company issued the securities.

On February 28, 2012, each holder of March 2011 Warrants entered into a Cancellation Agreement, which provides, among other things, for the cancellation of the March 2011 Warrants. In exchange, the Company issued to the former holders of the March 2011 Warrants a total of 1,000,000 replacement warrants (the “Replacement Warrants”).  The Replacement Warrants may be exercised immediately and expire four years after the date of issue. Each Warrant has an initial exercise price of $0.60 per share, subject to adjustment for certain corporate reorganization transactions.

As of September 30, 2012, a total of 1,000,000 Replacement Warrants remain outstanding, with an exercise price of $0.60 per share

The “September 2011 Warrants”

In connection with the sale of the September 2011 Note, we issued the September 2011 Warrant to purchase certain securities of the Company in the Target Transaction Financing (Note 7).

The September 2011 Warrant may be exercised immediately and expires five years after the date of issue.  The September 2011 Warrant has an initial exercise price of the lower of $1.80 and 120% of the per share price in the Target Transaction Financing. The September 2011 Warrant entitles the holder to purchase the number of shares of common stock and/or other securities, including units of securities, sold in the PIPE Offering (as defined in the Warrant) equal to the principal amount of the note issued pursuant to the Securities Purchase Agreement, divided by the lower of $1.50 and the per share price in the PIPE Offering. The September 2011 Warrant is exercisable in cash or, while a registration statement covering the resale of the underlying shares of common stock and/or other securities issuable upon exercise of the September 2011 Warrant, or an exemption from registration, is not available, by way of a “cashless exercise”. The exercise price of the September 2011 Warrant is subject to a “ratchet” anti-dilution adjustment for a period of one year from the issue date of the September 2011 Warrant. This adjustment provides that in the event that the Company issues certain securities at a price lower than the then applicable exercise price, the exercise price of the September 2011 Warrant shall be immediately reduced to equal the price at which the Company issued the securities.

On November 30, 2011, the holder of the September 2011 Note converted the entire principal amount and accrued interest due with respect to the note into 1,018,356 shares of our common stock and the September 2011 Warrant was cancelled. In exchange, we issued to the holder a Replacement Warrant to purchase 500,000 shares of our common stock at an exercise price of $1.00 per share.

On June 28, 2012, the holder of the Replacement Warrant exercised his right to acquire 500,000 shares of our common stock through the cashless exercise feature and we issued to the holder 375,000 shares of our common stock.

The “January 2012 Warrants”

On January 11, 2012 and January 25, 2012, we sold an aggregate of 1,300,000 units (the “Units”) to accredited investors. Each Unit was sold for a purchase price of $0.50 per Unit and consisted of: (i) one share of the Company’s common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the “January 2012 Warrants”). The January 2012 Warrants may be exercised on a cashless basis after twelve (12) months from the date of closing if there is no effective registration statement covering the resale of the underlying shares of common stock issuable upon exercise of the warrant. The January 2012 warrants provide the holder with “piggyback registration rights”, which obligate us to register the common shares underlying the warrants upon request of the holders in the event that we decide to register any of our common stock either for our own account or the account of a security holder (subject to certain exceptions).  Based on authoritative guidance, we have accounted for the January 2012 Warrants as liabilities.

As of September 30, 2012, a total of 650,000 January 2012 Warrants remain outstanding, with an exercise price of $0.50 per share.

The “February 2012 Warrants”

In connection with the sale of the February 2012 Notes, we issued the February 2012 Warrants entitling the holders to purchase up to 11,500,000 shares of our common stock (Note 7).

The February 2012 Warrants expire ten years from date of issuance and have an exercise price of $0.20 per common share. The February 2012 Warrants contain a “cashless exercise” feature and provide the holder with “piggyback registration rights”, which obligate us to register the common shares underlying the February 2011 Warrants upon request of the holder in the event that we decide to register any of our common stock either for our own account or the account of a security holder (subject to certain exceptions). Based on authoritative guidance, we have accounted for the February 2012 Warrants as liabilities. The liability for the warrants, measured at fair value, based on a Black-Scholes option pricing model, has been offset by a reduction in the carrying value of the related February 2012 Notes.

On April 25, 2012, certain holders February 2012 Warrants exercised their right to acquire 3,500,000 shares of our common stock through the cashless exercise feature and we issued to the holders a total of 2,636,804 shares of our common stock.

On July 3, 2012, the remaining holder of February 2012 Warrants exercised its right to acquire 8,500,000 shares of our common stock through the cashless exercise feature and we issued to the holder 7,650,000 shares of our common stock.

The Advisory and Consulting Warrants

As part of an Advisory and Consulting Agreement between the Company and Tekesta Capital Partners, in April 2012, we issued 200,000 warrants to purchase the Company’s common stock.  Based on authoritative guidance, we have accounted for these warrants as liabilities.

The warrants issued under the Advisory and Consulting Agreement expire five years from the date of issuance, have an exercise price of $0.60 per common share and contain a “cashless exercise” feature.

On August 2, 2012, holders of all the outstanding warrants issued under the Advisory and Consulting Agreement exercised their warrants on a cashless basis and received a total of 170,000 shares of the Company’s common stock.

“The June 2012 Warrants”

In connection with the issuance of the June 2012 Notes, we issued the June 2012 Warrants entitling the holders to purchase up to a total of 2,250,000 shares of our common stock (Note 7).

The June 2012 Warrants expire ten years from the date of issuance and have an exercise price of $0.40 per common share. The June 2012 Warrants contain a “cashless exercise” feature. These warrants provide the holder with “piggyback registration rights”, which obligate us to register the common shares underlying the warrants upon the request of the holder in the event that we decide to register any of our common stock either for our own account or the account of a security holder (subject to certain exceptions). Based on authoritative guidance, we have accounted for the June 2012 Warrants as liabilities. The liability for the June 2012 Warrants, measured at fair value, based on a Black-Scholes option pricing model, has been offset by a reduction in the carrying value of the related June 2012 Notes.

On June 28, 2012, the holders of the June 2012 Warrants exercised their rights to acquire 2,250,000 shares of our common stock through the cashless exercise feature and we issued to the holders a total of 2,025,000 shares of our common stock.

Concentrations	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations
11. Concentrations.  Two customers accounted for approximately 26% and 25% of our sales during the nine months ended September 30, 2012 as compared to 17% and 11% of the our sales for the nine months ended September 30, 2011.  Two customers accounted for approximately 37% and 27% of our sales for the three months ended September 30, 2012 as compared to 20% and 9% of our sales for the three months ended September 30, 2011.

Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies
12. Contingencies

Employment Agreements

On June 30, 2011, the Company entered into three year executive employment agreements with three stockholders, Brian Keller, Christian Oertle and Daniel Fisher, to serve as our President, Chief Operating Officer and Executive Vice President, respectively. The agreements with Messrs. Keller and Fisher provide for annual salaries of $200,000 each and the agreement with Mr. Oertle provides for an annual salary of $150,000. Pursuant to the terms of the agreements, each of these stockholders is eligible to participate in the Company’s long term incentive compensation programs and is entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Board, subject to certain claw back rights. The agreements provide for payments of six months’ severance in the event of early termination (other than for cause).

On January 30, 2012, Mr. Fisher was removed from his position as Executive Vice President for cause.

On February 3, 2012, Mr. Fisher resigned from his position as a director of the Company.

Leases

The Company leases its facilities under operating leases that expire at various dates.  Total rent expense under these leases is recognized ratably over the initial period of each lease.  Total rent and related expenses under operating leases were $450,877 and $474,610 for the nine months ended September 30, 2012 and 2011, respectively, and $133,595 and $137,281 for the three months ended September 30, 2012 and 2011, respectively.  Operating lease obligations after 2012 relate primarily to office facilities.

Litigation

Except as set forth below, we are not involved in any pending legal proceeding or litigation that could have a material impact upon our business or results of operations.  To the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party or to which any of our properties is subject, which would reasonably be likely to have a material adverse effect on our business or results of operations.

Aphena Pharma Solutions – Maryland, LLC f/k/a Celeste Contract Packaging, LLC, v. BioZone Laboratories, Inc. and BioZone Pharmaceuticals, Inc. and Daniel Fisher

District Court for the District of Maryland Northern Division; Case 1:12-cv-00852-WDQ

An action was commenced on March 19, 2012 against BioZone Labs, BioZone Pharma and a former officer and director Daniel Fisher in the United States District Court for the District of Maryland.  The plaintiff alleges breach of contract and other commercial wrongdoing and seeks damages in connection with a single purchase order issued during early 2010 relating to the development of certain over the counter products to treat cough and cold symptoms.  The Company refutes the allegations and intends to vigorously defend against this action.

Daniel Fisher v. BioZone Pharmaceuticals, Inc., Elliot Maza, Brauser Honig Frost Group, Michael Brauser, Barry Honig, and The Frost Group LLC

United States District Court, Northern District of California, No. 12-03716

On July 16, 2012, Daniel Fisher (“Fisher”), a former officer and director of the Company, commenced an action in the United States District Court for the Northern District of California against certain the Company and certain officers and investors thereof.  Fisher asserts claims for breach of contract, conversion, wrongful termination, and unjust enrichment, and violation of the federal whistleblower statute arising from his former role as an officer and director of the Company and certain contractual agreements that he entered into with the Company.  Fisher seeks $23 million in damages as against all defendants.

The Company disputes Fisher’s allegations, intends to vigorously defend them and has filed an action against Fisher in New York described below.

BioZone Pharmaceuticals, Inc. v. Daniel Fisher and 580 Garcia Properties, LLC

Supreme Court of the State of New York, County of New York, No. 652489/2012

On July 18, 2012, the Company commenced an action in New York State Court against Fisher and 580 Garcia Properties, LLC alleging breach of contract, breach of fiduciary duty, negligence, and fraud claims arising from Fisher’s former role as an officer and director of the Company.  The Company is seeking a minimum of $2 million in damages, together with the cancellation of 6.65 million shares of the Company’s stock, and Fisher’s forfeiture of property located at 580 Garcia Avenue, Pittsburg, CA, which property is used by the Company as a warehouse facility.

Capital Deficiency	9 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Capital Deficiency
13. Capital Deficiency

On January 11, 2012 and January 25, 2012, the Company sold an aggregate of 1,300,000 Units to accredited investors. Each Unit was sold for a purchase price of $0.50 per Unit and consists of: (i) one share of Common Stock and (ii) a four-year warrant to purchase 0.5 share of Common Stock purchased at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events.

On February 27, 2012, the Company issued warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $0.60 per share to the former holders of the March 2011 Notes described in Note 7 – Convertible Notes Payable in connection with the repayment of those notes.

On March 1, 2012, the Company issued 455,000 shares of its common stock to certain individuals who previously purchased shares of the Company's common stock on November 3, 2011 at a purchase price of $1.00 per share.

On April 25, 2012, the Company issued 2,636,804 shares of common stock upon the cashless exercise of warrants to purchase 3,000,000 shares.

On June 28, 2012, the Company issued 2,400,000 shares of common stock upon the cashless exercise of warrants to purchase 2,750,000 shares.

On July3, 2012, the Company issued 7,650,000 shares of common stock upon the cashless exercise of warrants to purchase 8,500,000 shares.

On September 28, 2012 the Company cancelled 6,650,000 shares of common stock which were previously issued to Dr. Nian Wu in connection with the acquisition of certain patent rights for Biozone Laboratories, Inc.  As consideration for the cancellation, Mr. Wu agreed to the cancellation of a license agreement between Mr. Wu and the Company.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes	14. Income Taxes. No provision for income taxes has been recorded due to the 100% valuation allowance provided against net operating loss carry forwards.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events

Management has evaluated events occurring after the date of these financial statements through the date these financial statements were issued. There were no material subsequent events as of that date other than disclosed below.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Revenue Recognition Policy
Revenue Recognition. We follow the guidance of the SEC’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Principles of Consolidation
Principles of Consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned, its equity investment in Betazone, Inc. and 580 Garcia Ave, LLC (“580 Garcia”) a Variable Interest Entity (“VIE”).

The Company considered the terms of its interest in 580 Garcia and determined that 580 Garcia is a VIE in accordance with ACS 810-10-55, which should be consolidated.  As of September 30, 2012, amounts included in the consolidated assets relating to 580 Garcia, which are shown in property and equipment, and consolidated liabilities, which are reported in long-term debt, total $766,205 and $2,613,675, respectively. The Company’s involvement with the entity is limited to its lease to rent the facility from 580 Garcia, with the Company as the only tenant, and the guarantee of the mortgage loan on the property of 580 Garcia. The Company’s maximum exposure to loss, based on the Company’s guarantee of the mortgage loan of 580 Garcia, is $2,613,675, which equals the carrying amount of the liability as of September 30, 2012.

Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.

Convertible Instruments Policy
Convertible Instruments.  We evaluate and account for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities”. Applicable Generally Accepted Accounting Principles (“GAAP”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We account for convertible instruments (when we have determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: We record when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Common Stock Warrants
Common Stock Purchase Warrants. We classify as equity any contracts that require physical settlement or net-share settlement or provide us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement) provided that such contracts are indexed to our own stock as defined in ASC 815-40 ("Contracts in Entity's Own Equity"). We classify as assets or liabilities any contracts that require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside our control) or give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assess classification of our common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Our derivative instruments consisting of warrants to purchase shares of our common stock were valued using the Black-Scholes option pricing model, using the following assumptions at September 30, 2012:

Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years

Goodwill Policy
Goodwill. Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased. Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of derivative instruments assumptions
Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years

Aero Acquisition (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
Accordingly, the purchase price has been allocated to the fair values of tangible and intangible assets acquired and liabilities assumed at the acquisition date as follows:

Financial assets	$598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
2,000,000

Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Fixed Asset	Useful Life	September 30, 2012	December 31, 2011

Vehicles	5 years	300,370	300,370
Furniture and Fixtures	10 years	64,539	60,936
Computers	5 years	192,413	191,206
MFG equipment	10 years	4,062,593	3,967,302
Lab Equipment	10 years	988,122	821,639
Bldg/Leasehold	19 years (remainder of lease)	1,655,853	1,608,055
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		8,215,031	7,900,649
Accumulated depreciation		(4,870,605)	(4,558,202)
Net		3,344,426	3,342,447

Equity Method Investments (Tables)	9 Months Ended
Sep. 30, 2012
Text Block [Abstract]
Schedule of Results and Pro-Forma information of equity investments
	September 30, 2012	December 31, 2011
Balance sheet
Current assets	9,768	124,462
Current liabilities	264,199	131,672

Statement of operations
Revenues	29,534	315,346
Net loss	(229,323)	(102,047)

Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Schedule of Convertible Debt
The following table sets forth a summary of all the outstanding convertible promissory notes at September 30, 2012:

Convertible promissory notes issued	6,505,274
Notes repaid	(2,750,000)
Less amounts converted to common stock	(500,000)
3,255,274
Less debt discount	2,027,531
Balance September 30, 2012	1,227,743

Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Notes Payable

	9/30/2012	12/31/2011
Notes payable of Biozone Labs
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%, payable in monthly installments of $168 to $1,589, inclusive of interest	$190,826	$307,255
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments of $3,640 inclusive of interest	233,527	257,639
Other	85,000	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,598,386	2,643,438
	3,107,739	3,298,332
Less: current portion	194,247	260,741
	$2,913,492	$3,037,591

Business Description and Going Concern (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Business Description And Going Concern Details Narrative
Biozone acquisition description

On September 30, 2011, we acquired: (i) 100% of the outstanding common stock of BioZone Laboratories, Inc. (“BioZone Labs”) in exchange for 19,266,055 shares of our common stock; (ii) 100% of the outstanding membership interests of Equalan, LLC (“Equalan”) and Equachem, LLC (“Equachem”) in exchange for 1,027,523 and 385,321 shares of our common stock, respectively; and (iii) 45% of the outstanding membership interests of BetaZone Laboratories, LLC (“BetaZone”) in exchange for 321,101 shares of our common stock, for a total of 21 million shares.  The acquired entities shared substantially common ownership prior to the foregoing acquisition. (We refer to BioZone Labs, Equalan, Equachem and BetaZone, collectively as the “BioZone Lab Group”).

Total shareholders' deficiency		$ (74,927)	$ (2,769,125)
Working Capital		(1,777,778)
Derivative instruments		$ 595,104	$ 883,619

Summary of Significant Accounting Policies (Details Narrative) (580 Garcia Ave, LLC, USD $)	Sep. 30, 2012
580 Garcia Ave, LLC
Property and equipment	$ 766,205
Long-term debt	2,613,675
Guarantee of the mortgage loan	$ 2,613,675

Summary of Significant Accounting Policies (Details)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Details
Method Used	Black-Scholes option pricing model
Estimated dividends	0.00%
Expected volatility (in percent)	100.00%
Risk - free interest rate (in percent)	0.83%
Expected term	4 years 3 months

Aero Acquisition (Details Narrative) (USD $)	Mar. 01, 2012	May 16, 2011 Aero Pharmaceuticals, Inc. ("Aero")	Sep. 21, 2011 Aero Pharmaceuticals, Inc. ("Aero")
Acquisition Date		May 16, 2011
Number of shares issued for acquisition (in shares)		8,331,396
Purchase price		$ 2,000,000
Accounting method		Acquisition Method
Share price (in dollars per share)	$ 1		$ 0.5

Aero Acquisition (Details Narrative 2) (Aero Pharmaceuticals, Inc. ("Aero"), USD $)	0 Months Ended
May 16, 2011
Intangible assets acquired	$ 282,800
Useful life of intengible assets acquired	5 years
Acquired brands
Intangible assets acquired	110,000
Customer relationships
Intangible assets acquired	$ 172,800

Aero Acquisition (Details) (Aero Pharmaceuticals, Inc. ("Aero"), USD $)	May 16, 2011
Aero Pharmaceuticals, Inc. ("Aero")
Financial assets	$ 598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
Total	$ 2,000,000

Property and Equipment (Details) (USD $)	9 Months Ended
	Sep. 30, 2012		Dec. 31, 2011
Gross	$ 8,215,031		$ 7,900,649
Accumulated depreciation	(4,870,605)		(4,558,202)
Net	3,344,426		3,342,447
Furniture and Fixtures
Useful Life	10 years
Gross	64,539		60,936
Computers
Useful Life	5 years
Gross	192,413		191,206
MFG equipment
Useful Life	10 years
Gross	4,062,593		3,967,302
Lab Equipment
Useful Life	10 years
Gross	988,122		821,639
Bldg/Leasehold
Useful Life	19 years	[1]
Gross	1,655,853		1,608,055
Building
Useful Life	40 years
Gross	571,141		571,141
Vehicles
Useful Life	5 years
Gross	300,370		300,370
Land
Gross	$ 380,000	[2]	$ 380,000	[2]

[1]	remainder of lease
[2]	Not depreciated

Schedule of Results and Pro-Forma information of equity investments (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Balance Sheet
Total current assets	$ 3,643,566		$ 3,643,566		$ 2,904,436
Total current liabilities	5,421,344		5,421,344		7,278,170
Sales	4,893,758	3,930,503	13,315,944	8,937,818
Net loss	(98,730)	(2,499,703)	(4,459,204)	(3,611,312)
Betazone
Balance Sheet
Total current assets	9,768		9,768		124,462
Total current liabilities	264,199		264,199		131,672
Sales			29,534	315,346
Net loss			(229,323)	(102,047)
Unrecorded share of net loss			$ 103,195

Convertible Notes Payable (Details Narrative) (USD $)	9 Months Ended			0 Months Ended				0 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 08, 2011 March 2011 Notes (10% secured convertible promissory notes) N	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Nov. 30, 2011 September2011NotesMember	Mar. 22, 2012 September2011NotesMember	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000		$ 2,250,000		$ 500,000	$ 455,274		$ 1,000,000	$ 200,000	$ 250,000	$ 1,700,000
Common stock issued to notes payable holders					112,500	1,018,356
Aggregate amount interest					129,000			580,768
Common stock issued to notes payable holders under piggyback registration rights					112,500
Additional penalty on any unpaid amount for each 30 day period (in percent)					2.00%
Maximum aggregate interest rate (in percent)					20.00%
Repayments of convertible promissory notes	$ 2,550,000			$ 200,000					$ 125,000
Number of note holders to payment made				1

Convertible Notes Payable (Details Narrative 2) (USD $)	Sep. 30, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Nov. 30, 2011 September2011NotesMember	Mar. 22, 2012 September2011NotesMember	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Nov. 30, 2011 September 2011 Warrants Purea
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000		$ 500,000	$ 2,250,000	$ 455,274	$ 200,000	$ 250,000	$ 1,000,000	$ 1,700,000
Common stock issued to notes payable holders				1,018,356		112,500
Number of warrants purchased		1,000,000											2,250,000	2,250,000	11,500,000	3,500,000	3,000,000	8,500,000		200,000	500,000
Exercise price (in dollars per unit)		0.6										0.6	0.4		0.2		0.4	0.4	0.5	0.6	1

Convertible Notes Payable (Details Narrative 3) (USD $)	9 Months Ended			0 Months Ended			9 Months Ended	0 Months Ended		6 Months Ended		0 Months Ended			0 Months Ended			9 Months Ended		1 Months Ended	6 Months Ended			9 Months Ended		9 Months Ended
	Sep. 30, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Sep. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Mar. 22, 2012 September2011NotesMember	Jun. 30, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Sep. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000	$ 200,000	$ 250,000	$ 1,000,000			$ 1,700,000			$ 2,250,000	$ 455,274	$ 500,000
Expiration period									2 years
Number of warrants purchased		1,000,000														3,000,000	8,500,000	11,500,000	3,500,000	200,000		2,250,000	2,250,000		500,000
Exercise price (in dollars per unit)		0.6														0.4	0.4	0.2		0.6		0.4			1	0.6	0.5
Warrants purchased																600,000	1,700,000
Proceeds from convertible promissory notes	6,505,274			200,000	250,000	1,000,000		600,000
Interest rate (in percent)											10.00%
Notes payable, Conversion price (in dollars per share)					$ 1.5	$ 1.5					$ 0.2		$ 0.2
Prohibition to conversion of Note Payable					A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

													A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.					A conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.
Conversion amount net of discount on warrants issued with the note and recorded as interest expense										5,750,000
Expiration period															10 years			10 years		5 years	10 years			5 years		5 years
Initial exercise price (in dollars per share)																		$ 0.4								$ 0.6
Warrants fair value																		5,221,172				1,036,042	1,036,042
Aggregate amount interest												$ 129,000	$ 580,768					$ 2,921,172

Convertible Notes Payable (Details Narrative 4) (USD $)	9 Months Ended			0 Months Ended			9 Months Ended	0 Months Ended		0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Dec. 08, 2011 March 2011 Notes (10% secured convertible promissory notes)	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Sep. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Mar. 22, 2012 September2011NotesMember
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000	$ 200,000	$ 250,000	$ 1,000,000			$ 2,250,000	$ 455,274			$ 1,700,000	$ 500,000
Proceeds from convertible promissory notes	6,505,274			200,000	250,000	1,000,000					600,000
Notes payable, Conversion price (in dollars per share)					$ 1.5	$ 1.5				$ 0.2		$ 0.2
Prohibition to conversion of Note Payable					A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.
Notes payable, Payment Terms

The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

					(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).	(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note)
Repayments of convertible promissory notes	$ 2,550,000						$ 125,000	$ 200,000

Convertible Notes Payable (Details Narrative 5) (USD $)	9 Months Ended		0 Months Ended			9 Months Ended	0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Sep. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Mar. 22, 2012 September2011NotesMember	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743	$ 2,050,000	$ 200,000	$ 250,000	$ 1,000,000		$ 455,274			$ 1,700,000	$ 500,000	$ 2,250,000
Proceeds from convertible promissory notes	$ 6,505,274		$ 200,000	$ 250,000	$ 1,000,000			$ 600,000
Notes payable, Conversion price (in dollars per share)				$ 1.5	$ 1.5		$ 0.2		$ 0.2
Notes payable, Payment Terms

The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

				(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).	(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note)
Prohibition to conversion of Note Payable				A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.

Convertible Notes Payable (Details Narrative 6) (USD $)	9 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Mar. 22, 2012 September2011NotesMember	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743	$ 2,050,000	$ 200,000	$ 250,000	$ 1,000,000		$ 1,700,000	$ 455,274	$ 500,000	$ 2,250,000
Proceeds from convertible promissory notes	$ 6,505,274		$ 200,000	$ 250,000	$ 1,000,000	$ 600,000
Payment Terms

The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

				(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).	(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note)

Convertible Notes Payable (Details Narrative 7) (USD $)	Sep. 30, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Sep. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Mar. 22, 2012 September2011NotesMember	Jun. 30, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000	$ 250,000	$ 2,250,000	$ 455,274		$ 1,000,000		$ 1,700,000	$ 200,000	$ 500,000
Notes payable, Conversion price (in dollars per share)				$ 1.5		$ 0.2		$ 1.5	$ 0.2
Prohibition to conversion of Note Payable				A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.		A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

														A conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.
Aggregate amount interest					129,000	580,768								2,921,172
Number of warrants purchased		1,000,000												11,500,000	3,500,000	3,000,000	8,500,000	2,250,000		2,250,000	200,000			500,000
Expiration period													10 years	10 years					10 years		5 years	5 years	5 years
Exercise price (in dollars per share)		0.6												0.2		0.4	0.4			0.4	0.6	0.6		1	0.5
Warrants fair value														5,221,172				1,036,042		1,036,042
Beneficial conversion feature																		$ 580,768

Convertible Notes Payable (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Convertible Promissory Notes
Convertible promissory notes issued	$ 6,505,274
Notes repaid	(2,750,000)
Less amounts converted to common stock	(500,000)
Convertible promissory notes before discount	3,255,274
Less debt discount	2,027,531
Balance June 30, 2012	$ 1,227,743	$ 2,050,000

Long Term Debt (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Other Long-term Debt	$ 3,107,739	$ 3,298,332
Less: current portion	194,247	260,741
Total	2,913,492	3,037,591
Other
Other Long-term Debt	85,000	90,000
Capitalized lease obligations
Other Long-term Debt	190,826	307,255
City of Pittsburg Redevelopment Agency
Other Long-term Debt	233,527	257,639
Notes Payable 580 Garcia Properties
Other Long-term Debt	$ 2,598,386	$ 2,643,438

Warrants (Details Narrative) (USD $)	Feb. 27, 2012 Purea	Jun. 30, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Feb. 28, 2012 March 2011Warrants	Sep. 30, 2012 March 2011Warrants Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Expiration period		10 years	10 years				5 years	5 years	10 years		5 years
Initial exercise price based on securities sold in Target Transaction Financing (in percent)							120.00%
Description of entitlement to purchase shares, securities and units							Equal to the Warrant Coverage (as defined below) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price.
Description of calculation of warrant coverage							(i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100%, if closed after 150 days after the closing of the Private Placement.
Replacement warrants issued						1,000,000
Expiration period						4 years
Warrants remain outstanding							1,000,000						650,000
Exercise price (in dollars per unit)	0.6		0.2	0.4	0.4		0.6	0.6		0.4		1	0.5
Initial exercise price (in dollars per share)			$ 0.4				$ 0.6

Warrants (Details Narrative 2)	0 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended		9 Months Ended			0 Months Ended	6 Months Ended		0 Months Ended	9 Months Ended		9 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Nov. 30, 2011 September2011NotesMember	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Jun. 30, 2012 February 2012 Warrants	Apr. 25, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 September 2011 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Expiration period								5 years	10 years		10 years				10 years			5 years		5 years
Description of Initial exercise price																		Lower of $1.80 and 120% of the per share price in the Target Transaction Financing
Description of PIPE Offering																		The holder to purchase the number of shares of common stock and/or other securities, including units of securities, sold in the PIPE Offering (as defined in the Warrant) equal to the principal amount of the note issued pursuant to the Securities Purchase Agreement, divided by the lower of $1.50 and the per share price in the PIPE Offering.
Common stock issued to notes payable holders						1,018,356	112,500
Number of securities entitle to called by warrants exercised					1,000,000			200,000		3,500,000	11,500,000	3,000,000	8,500,000	2,250,000		2,250,000			500,000
Exercise price (in dollars per share)					0.6			0.6			0.2	0.4	0.4			0.4			1	0.6	0.5
Number of securities entitle to called by warrants exercised																	500,000
Common stock issued upon the cashless exercise of warrants	7,650,000	2,400,000	2,636,804	455,000						2,636,804				2,025,000			375,000

Warrants (Details Narrative 3)	Feb. 27, 2012 Purea	Jan. 25, 2012 January 2012 Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea	Sep. 30, 2012 June 2012 Warrants Purea	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Nov. 30, 2011 September 2011 Warrants Purea
Class of Warrant or Right [Line Items]
Units issued to accredited investors, Units		1,300,000
Units issued to accredited investors, (in dollars per unit)		0.5
Description of capital units		(i) one share of the Company’s common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the “January 2012 Warrants”).
Warrants remain outstanding			650,000					1,000,000
Exercise price (in dollars per unit)	0.6		0.5	0.4	0.2	0.4	0.4	0.6	0.6	1

Warrants (Details Narrative 4)	0 Months Ended					1 Months Ended	0 Months Ended			9 Months Ended			0 Months Ended		9 Months Ended		0 Months Ended	6 Months Ended		9 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Aug. 02, 2012 The Advisory and Consulting Warrants Subsequent Event	Jun. 30, 2012 February 2012 Warrants	Apr. 25, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jul. 03, 2012 February 2012 Warrants Subsequent Event	Jun. 28, 2012 September 2011 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Number of warrants purchased					1,000,000	200,000			3,500,000	11,500,000	3,000,000	8,500,000	8,500,000			500,000	2,250,000		2,250,000
Expiration period						5 years		10 years		10 years					5 years			10 years		5 years
Exercise price (in dollars per unit)					0.6	0.6				0.2	0.4	0.4				1			0.4	0.6	0.5
Common stock issued upon the cashless exercise of warrants, Shares	7,650,000	2,400,000	2,636,804	455,000			170,000		2,636,804				7,650,000	375,000			2,025,000

Warrants (Details Narrative 5)	0 Months Ended					1 Months Ended	0 Months Ended			9 Months Ended			0 Months Ended		9 Months Ended		0 Months Ended	6 Months Ended		9 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Aug. 02, 2012 The Advisory and Consulting Warrants Subsequent Event	Jun. 30, 2012 February 2012 Warrants	Apr. 25, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jul. 03, 2012 February 2012 Warrants Subsequent Event	Jun. 28, 2012 September 2011 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Number of warrants granted					1,000,000	200,000			3,500,000	11,500,000	3,000,000	8,500,000	8,500,000			500,000	2,250,000		2,250,000
Expiration period						5 years		10 years		10 years					5 years			10 years		5 years
Exercise price (in dollars per unit)					0.6	0.6				0.2	0.4	0.4				1			0.4	0.6	0.5
Common stock issued upon the cashless exercise of warrants, Shares	7,650,000	2,400,000	2,636,804	455,000			170,000		2,636,804				7,650,000	375,000			2,025,000

Warrants (Details Narrative 6)	0 Months Ended					1 Months Ended	0 Months Ended		9 Months Ended			0 Months Ended	9 Months Ended		0 Months Ended	6 Months Ended		9 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Jun. 30, 2012 February 2012 Warrants	Apr. 25, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jun. 28, 2012 September 2011 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Number of warrants purchased					1,000,000	200,000		3,500,000	11,500,000	3,000,000	8,500,000			500,000	2,250,000		2,250,000
Expiration period						5 years	10 years		10 years				5 years			10 years		5 years
Exercise price (in dollars per unit)					0.6	0.6			0.2	0.4	0.4			1			0.4	0.6	0.5
Common stock issued upon the cashless exercise of warrants, Shares	7,650,000	2,400,000	2,636,804	455,000				2,636,804				375,000			2,025,000

Concentrations (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Customer Two
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	27.00%	9.00%	25.00%	11.00%
Customer One
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	37.00%	20.00%	26.00%	17.00%

Contingencies (Details Narrative) (USD $)	0 Months Ended
Jun. 30, 2011
Christian Oertle
Loss Contingencies [Line Items]
Annual Salaries	$ 150,000
Severance period	6 months
Daniel Fisher
Loss Contingencies [Line Items]
Annual Salaries	200,000
Severance period	6 months
Brian Keller
Loss Contingencies [Line Items]
Annual Salaries	$ 200,000
Severance period	6 months

Contingencies (Details Narrative 2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Contingencies Details Narrative 2
Total rent and related expenses under operating leases	$ 133,595	$ 137,281	$ 450,877	$ 474,610

Contingencies (Details Narrative 3) (USD $)	9 Months Ended
Sep. 30, 2012
Litigation filed by Daniel Fisher
Loss Contingencies [Line Items]
Name of Plaintiff	Daniel Fisher
Name of Defendant	BiZone Pharmaceuticals, Inc., Elliot Maza, Brauser Honig Frost Group, Michael Brauser, Barry Honig, and The Frost Group LLC
Domicile of Litigation	United States District Court, Northern District of California
Case Number	No. 12-03716
Lawsuit Filing Date	16-Jul-12
Allegations

Fisher asserts claims for breach of contract, conversion, wrongful termination, and unjust enrichment, and violation of the federal whistleblower statute arising from his former role as an officer and director of the Company and certain contractual agreements that he entered into with the Company.

Damages Sought, Value	$ 23,000,000
Actions Taken by Defendant	The Company disputes Fisher’s allegations, intends to vigorously defend them, and has filed an action against Fisher in New York.
Litigation filed by BioZone Pharmaceuticals, Inc
Loss Contingencies [Line Items]
Name of Plaintiff	BioZone Pharmaceuticals, Inc
Name of Defendant	Daniel Fisher and 580 Garcia Properties, LLC
Domicile of Litigation	Supreme Court of the State of New York, County of New York
Case Number	No. 652489/2012
Lawsuit Filing Date	18-Jul-12
Allegations	Alleging breach of contract, breach of fiduciary duty, negligence, and fraud claims arising from Fisher’s former role as an officer and director of the company
Damages Sought	The Company is seeking $2 million in damages, together with the cancellation of 6.65 million shares of the Company’s stock, and Fisher’s forfeiture of property located at 580 Garcia Avenue, Pittsburg, CA, which property is used by the Company as a warehouse facility.
Litigation filed by Aphena Pharma Solutions – Maryland, LLC f/k/a Celeste Contract Packaging, LLC
Loss Contingencies [Line Items]
Name of Plaintiff	Aphena Pharma Solutions  Maryland, LLC f/k/a Celeste Contract Packaging, LLC
Name of Defendant	BioZone Laboratories, Inc. and BioZone Pharmaceuticals, Inc. and Daniel Fisher
Domicile of Litigation	DISTRICT COURT FOR THE DISTRICT OF MARYLAND NORTHERN DIVISION
Case Number	Case 1:12-cv-00852-WDQ
Lawsuit Filing Date	19-Mar-12
Allegations	Alleges breach of contract and other commercial wrongdoing in connection with a single purchase order issued during early 2010 relating to the development of certain over the counter products to treat cough and cold symptoms.
Damages Sought	Although the complaint does not specify the amount of plaintiff’s alleged monetary damages, plaintiff’s payment associated with the purchase order was less than $190,000.

Capital Deficiency (Details Narrative) (USD $)	0 Months Ended						0 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Sep. 28, 2012	Feb. 27, 2012 Purea	Jan. 25, 2012 January 2012 Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Units issued to accredited investors, Units							1,300,000
Units issued to accredited investors, (in dollars per unit)							0.5
Description of capital units							(i) one share of the Company’s common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the “January 2012 Warrants”).
Number of warrants purchased						1,000,000
Exercise price (in dollars per share)						0.6		0.5
Warrants Exercised	8,500,000	2,750,000	3,000,000	455,000
Share price (in dollars per share)				$ 1
Common stock issued upon the cashless exercise of warrants, Shares	7,650,000	2,400,000	2,636,804	455,000
Shares Cancelled					6,650,000